Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Vessel operating expenses [abstract]
Summary of Vessel Operating Expenses

A summary of vessel operating expenses for the years ended December 31, 2025, 2024 and 2023 is outlined below:

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Employee costs	$428,923	$369,640	$354,049
Fuel, port charges and insurance	388,653	355,771	347,849
Food, consumables and durables	254,311	223,202	220,392
Repair and maintenance	182,335	153,460	141,331
VAT expense	74,031	65,282	63,959
Charter fees	37,332	24,402	11,492
Other	106,902	88,954	72,604
Total vessel operating expenses	$1,472,487	$1,280,711	$1,211,676